Subsequent Events (Details) - USD ($)				1 Months Ended	9 Months Ended
	Nov. 10, 2021	Nov. 07, 2021	Jan. 15, 2021	Jan. 22, 2021	Sep. 30, 2021
Subsequent Event [Line Items]
Additional borrowing amount				$ 150,000
Convertible Note Purchase Agreement | Unsecured Convertible Promissory Term Notes Convertible Notes
Subsequent Event [Line Items]
Debt instrument, Interest rate during period	4.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate of founder shares					90,000
Outstanding amount				$ 200,000
Subsequent Event [Member] | Convertible Note Purchase Agreement | Unsecured Convertible Promissory Term Notes Convertible Notes
Subsequent Event [Line Items]
Maximum amount of convertible notes issued	$ 25,000,000.0
Notes issued	$ 10,000,000.0
Debt instrument, Maturity date	Oct. 31, 2022
Debt instrument, Payment terms	will be due and payable at the earlier of the closing under the Merger Agreement, the closing of a “corporate transaction” and at any time on or after the maturity date at Pardes’ election or upon demand of a purchaser.
Debt instrument, Convertible, Discounted price percentage applicable on conversion			15.00%
Convertible notes purchased			$ 10,000,000.0
Subsequent Event [Member] | Merger Of FS Development | Merger Agreement
Subsequent Event [Line Items]
Common stock, Value, Subscriptions		$ 75,000,000.0
Proceeds from merger transactions, Gross		276,000,000.0
Stock redeemed or called during period, Value		$ 0
Subsequent Event [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Aggregate of founder shares				30,000